EMPLOYEE FUTURE BENEFITS (Details 4) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit [Member]	Dec. 31, 2013 Other Benefit Plans [Member]	Dec. 31, 2012 Other Benefit Plans [Member]	Sep. 30, 2012 Predecessor [Member] Pension Plans, Defined Benefit [Member]	Sep. 30, 2012 Predecessor [Member] Other Benefit Plans [Member]
Amortization of employee future benefits	0	0	0	0	6.6	(2.7)
Net gain (loss)	26.7	4.6	0.1	2.0	(17.4)	(14.3)
Settlement gain on special pension portability election	(2.6)	0			0
Net amount recognized in other comprehensive income (loss)	24.1	4.6	0.1	2.0	(10.8)	(17.0)